Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Materials and supplies		$ 2,900	$ 1,952
Prepaid assets		1,503	1,419
Other		1,376	1,016
Other current assets	$ 12,009	$ 5,779	$ 4,387